CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss) for the year	$ 212	$ (18,403)	$ 112,211
Adjustments for:
Amortization, depreciation and depletion	11,470	8,287	5,712
Exchange differences on foreign currency transactions	2,709	(3,724)	(4,228)
Gain on short-term securities	(758)	(931)	(3,856)
(Loss) gain on dispositions of subsidiaries, net	546	(2,243)	(25,099)
Reversal of impairment of resource properties			(188,203)
Share-based compensation			69
Deferred income taxes	4,798	98	55,238
Market value (increase) decrease on commodity inventories		(160)	109
Interest accretion	143	743	373
Change in fair value of investment property, net of write-down of real estate for sale	(757)	(3,122)
Change in fair value of a loan payable measured at FVTPL	549	979	167
(Reversal of) credit losses	(3,108)	13,398	34,985
Write-down of inventories	469	1,822
Write-offs of intangible assets and prepaid	25	18	2,129
Gains on settlements and derecognition of liabilities	(2,600)	(1,168)	(9,502)
Loss on settlement			5,600
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Short-term deposits			197
Short-term securities	(2,608)	(6,384)	(1,050)
Receivables	(33,847)	(466)	10,264
Inventories	517	1,551	(1,429)
Restricted cash	(60)	159	(275)
Deposits, prepaid and other	97	(468)	70
Assets held for sale		396
Short-term bank borrowings			(1,621)
Account payables and accrued expenses	521	(157)	435
Income tax liabilities	26	(35)	(1,046)
Other	385	3	1,559
Cash flows used in operating activities	(21,271)	(9,807)	(7,191)
Cash flows from investing activities:
Purchases of long-term securities			(1,199)
Purchases of property, plant and equipment, net	(227)	(720)	(198)
Proceeds from sales of investment property	4,564		1,018
Increase in loan receivables, net	(265)	(843)
Acquisition of indemnification asset		(6,737)
Dispositions of subsidiaries, net of cash and cash equivalents disposed of	(873)	(1,902)	(825)
Other	220		(77)
Cash flows provided by (used in) investing activities	3,419	(10,202)	(1,281)
Cash flows provided by (used in) financing activities:
Issuance of bond payables		36,511
Payments of commissions, fees and expenses on issuance of bond payable		(1,078)
Reductions in lease liabilities	(451)	(872)
Exercise of stock options		231
Return of capital to non-controlling interests			(52)
Dividends paid to non-controlling interests	(30)		(805)
Other	(17)
Cash flows (used in) provided by financing activities	(498)	34,792	(857)
Exchange rate effect on cash	3,628	(4,269)	2,219
(Decrease) increase in cash	(14,722)	10,514	(7,110)
Cash, beginning of year	78,274	67,760	74,870
Cash, end of year	63,552	78,274	67,760
Supplemental cash flows disclosure (for additional information, see Note 25)
Interest received	484	1,282	906
Dividends received	11		168
Interest paid	(1,880)	(342)	(1,198)
Income taxes paid	$ (3,730)	$ (780)	$ (2,626)